UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08390

Cash Management Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Cash Management Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Commercial Paper — 97.2%
Principal Amount (000's omitted)	Security	Value
Automotive — 3.5%
$5,100	Toyota Motor Credit Co., 4.24%, 1/5/06	$5,097,597
		$5,097,597
Banking and Finance — 50.4%
$6,500	Abbey National North America, LLC, 4.28%, 1/6/06	$6,496,136
4,485	American Express International, 4.13%, 1/3/06	4,483,971
3,809	Barclays US Funding, LLC, 4.25%, 1/5/06	3,807,201
2,000	Barclays US Funding, LLC, 4.31%, 2/24/06	1,987,070
1,400	Barclays US Funding, LLC, 4.36%, 2/28/06	1,390,166
3,000	Barton Capital Corp., 4.25%, 1/12/06(1)	2,996,104
1,470	Barton Capital Corp., 4.32%, 1/20/06(1)	1,466,648
3,000	CAFCO, LLC, 4.24%, 1/4/06(1)	2,998,940
1,510	CAFCO, LLC, 4.34%, 2/13/06(1)	1,502,172
2,500	CIESCO, LLC, 4.16%, 1/9/06(1)	2,497,689
1,900	CIESCO, LLC, 4.26%, 1/25/06(1)	1,894,604
3,000	CRC Funding, LLC, 4.19%, 1/6/06(1)	2,998,254
1,464	CRC Funding, LLC, 4.30%, 1/31/06(1)	1,458,754
3,225	HSBC Finance Corp., 4.18%, 1/17/06	3,219,009
6,500	ING (U.S.) Funding, LLC, 4.285%, 2/2/06	6,475,242
3,380	Kittyhawk Funding Corp., 4.30%, 1/20/06(1)	3,372,329
2,923	Old Line Funding Corp., 4.30%, 1/9/06(1)	2,920,207
2,900	Ranger Funding Co., LLC, 4.31%, 1/26/06(1)	2,891,320
1,464	Ranger Funding Co., LLC, 4.32%, 1/24/06(1)	1,459,959
7,000	Societe General N.A., 4.24%, 1/27/06	6,978,564
1,390	UBS Finance Delaware, LLC, 4.20%, 1/18/06	1,387,243
1,055	UBS Finance Delaware, LLC, 4.25%, 1/30/06	1,051,388
1,900	UBS Finance Delaware, LLC, 4.31%, 2/28/06	1,886,807
1,900	UBS Finance Delaware, LLC, 4.31%, 3/2/06	1,886,352
2,980	Yorktown Capital, LLC, 4.13%, 1/5/06(1)	2,978,632
1,500	Yorktown Capital, LLC, 4.30%, 1/6/06(1)	1,499,104
		$73,983,865
Computers and Business Equipment — 1.2%
$1,831	IBM Capital, Inc., 4.36%, 3/9/06(1)	$1,816,142
		$1,816,142
Cosmetics & Toiletries — 3.4%
$5,000	Procter & Gamble Co., 4.18%, 1/3/06(1)	$4,998,839
		$4,998,839

Principal Amount (000's omitted)	Security	Value
Credit Unions — 3.0%
$4,350	Mid-States Corp. Federal Credit Union, 4.29%, 1/24/06	$4,338,078
		$4,338,078
Electric Utilities — 3.0%
$1,682	Southern Co., 4.21%, 1/20/06(1)	$1,678,263
2,750	Southern Co., 4.26%, 1/11/06(1)	2,746,746
		$4,425,009
Electric, Service and Telecom Utilities — 1.0%
$1,469	National Rural Utilities Cooperative Finance Corp., 4.28%, 1/19/06	$1,465,856
		$1,465,856
Electrical and Electronic Equipment — 4.7%
$7,000	General Electric Capital Corp., 4.40%, 3/28/06	$6,926,422
		$6,926,422
Food and Beverages — 3.0%
$4,464	Nestle Capital Corp., 4.26%, 1/9/06(1)	$4,459,774
		$4,459,774
Industrial Equipment — 3.9%
$5,800	Caterpillar Financial Service Corp., 4.28%, 1/9/06	$5,794,484
		$5,794,484
Insurance — 9.4%
$4,400	American General Finance Corp., 4.25%, 1/10/06	$4,395,325
4,400	MetLife Funding, Inc., 4.14%, 1/23/06	4,388,868
5,000	New York Life Capital Corp., 4.25%, 1/10/06(1)	4,994,688
		$13,778,881
Oil and Gas — 6.7%
$5,800	Chevron Funding Corp., 4.25%, 1/3/06	$5,798,631
4,000	Cortez Capital Corp., 4.27%, 1/13/06(1)	3,994,307
		$9,792,938
Pharmaceuticals — 4.0%
$5,800	Novartis Finance Corp., 4.29%, 1/4/06(1)	$5,797,927
		$5,797,927
Total Commercial Paper (amortized cost $142,675,812)		$142,675,812

See notes to financial statements

Cash Management Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

U.S. Government Agency Obligations — 1.5%
Principal Amount (000's omitted)	Security	Value
$2,150	FNMA Discount Notes, 4.12%, 1/4/06	$2,149,262
Total U.S. Government Agency Obligations (amortized cost, $2,149,262)		$2,149,262
Short-Term Investments — 1.4%
Principal Amount (000's omitted)	Security	Value
$2,090	Investors Bank and Trust Company Time Deposit, 4.23%, 1/3/06	$2,090,000
Total Short-Term Investments (amortized cost, $2,090,000)		$2,090,000
Total Investments — 100.1% (amortized cost $146,915,074)(2)		$146,915,074
Other Assets, Less Liabilities — (0.1)%		$(101,330)
Net Assets — 100.0%		$146,813,744

FNMA - Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae are not issued or guaranteed by the U.S. Government.

(1)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

See notes to financial statements

Cash Management Portfolio as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at amortized cost	$146,915,074
Cash	465
Interest receivable	491
Total assets	$146,916,030
Liabilities
Payable to affiliate for investment advisory fees	$61,314
Payable to affiliate for Trustees' fees	3,138
Accrued expenses	37,834
Total liabilities	$102,286
Net Assets applicable to investors' interest in Portfolio	$146,813,744
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$146,813,744
Total	$146,813,744

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Interest	$4,862,627
Total investment income	$4,862,627
Expenses
Investment adviser fee	$753,363
Trustees' fees and expenses	11,841
Custodian fee	95,764
Legal and accounting services	41,100
Miscellaneous	6,198
Total expenses	$908,266
Deduct — Reduction of custodian fee	$52
Total expense reductions	$52
Net expenses	$908,214
Net investment income	$3,954,413
Realized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(141)
Increase from payment by affiliate	45
Net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines	(45)
Net realized loss	$(141)
Net increase in net assets from operations	$3,954,272

See notes to financial statements

Cash Management Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations —
Net investment income	$3,954,413	$1,428,250
Net realized loss from investment transactions, payment by affiliate and the disposal of an investment which did not meet the Portfolio's investment guidelines	(141)	—
Net increase in net assets from operations	$3,954,272	$1,428,250
Capital transactions — Contributions	$184,089,048	$205,687,872
Withdrawals	(210,117,271)	(246,450,820)
Net decrease in net assets from capital transactions	$(26,028,223)	$(40,762,948)
Net decrease in net assets	$(22,073,951)	$(39,334,698)
Net Assets
At beginning of year	$168,887,695	$208,222,393
At end of year	$146,813,744	$168,887,695

See notes to financial statements

Cash Management Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2005		2004	2003	2002	2001
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.60%		0.59%	0.57%	0.58%	0.57%
Expenses after custodian fee reduction	0.60%		0.59%	0.57%	0.58%	0.57%
Net investment income	2.63%		0.78%	0.59%	1.22%	3.33%
Total Return	2.67	%(1)	0.78%	0.60%	1.22%	3.70%

(1)  During the year ended December 31, 2005, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2005.

See notes to financial statements

Cash Management Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2005, the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund held interests of approximately 65.1% and 33.1%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Security Valuation — The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade-date basis.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $753,363 for the year ended December 31, 2005. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

Cash Management Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

BMR made a voluntary reimbursement to the Portfolio of $45 to compensate the Portfolio for a realized loss incurred from the sale of an investment security which did not meet the Portfolio's investment guidelines.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

4  Investments

Purchases and sales (including maturities) of investments during the year ended December 31, 2005, exclusive of U.S. Government and agency securities, aggregated $2,051,874,819 and $2,003,041,818, respectively. Purchases and sales (including maturities) of U.S. Government and agency securities aggregated $164,928,178 and $240,572,000, respectively.

Cash Management Portfolio as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Cash Management Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2005, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2006

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Cash Management Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of each of the Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund (the "Funds") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and action taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described herein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Special Committee noted the experience of the investment professionals and other personnel who would provide services under the investment advisory agreement. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that each Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Funds, the Special Committee concluded that, in light of the size of the Funds, the expense ratio of each Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio, including the profit margins of the investment adviser in comparison with available industry data. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also noted both an expense reimbursement by the administrator and a waiver of distribution fees by the distributor for the Money Market Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also concluded that, in light of the size of the Portfolio and the level of profitability to the adviser, the adviser and its affiliates are not realizing material economies of scale that warrant the implementation of breakpoints at this time.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991; of the Portfolio since 1993	Chairman, President and Chief Executive Officer of BMR, EVM and EV; Chairman and Chief Executive Officer of EVC; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and Portfolio.	161	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986; of the Portfolio since 1993; Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company)( since 2005). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	161	None

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002	Executive Vice President of EVM, BMR and EV; Chief Investment Officer of EVM and BMR and President and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Elizabeth S. Kenyon 9/8/59	President of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 2 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 16 registered investment companies managed by EVM or BMR.

Eaton Vance Money Market Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Senior Vice President and Chief Equity Investment Officer of EVM and BMR and Executive Vice President of EVC. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2002(2)	Assistant Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Ms. Kenyon served as Vice President of the Portfolio since 2001 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard

University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2004, and December 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$32,175	$34,100

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,475	$6,875

All Other Fees(3)	$0	$0

Total	$38,650	$40,975

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the last two fiscal years of the registrant.

Fiscal Years Ended	12/31/04	12/31/05

Registrant	$6,475	$6,875

Eaton Vance (1)	$84,490	$61,422

(1)                                  The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer

Date:	February 14, 2006

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	February 14, 2006